Stock Plans, Share-Based Payments and Warrants (Details Narrative) - USD ($)				1 Months Ended				12 Months Ended
	Dec. 23, 2015	Nov. 20, 2015	Sep. 29, 2015	Mar. 31, 2016	Jan. 31, 2016	Sep. 30, 2015	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2015	Dec. 31, 2014	Mar. 10, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								4,592,347	4,303,638		2,472,234
Stock options granted								510,520	2,911,829
Share-based compensation expense								$ 388,000	$ 328,000
Weighted-average fair value of options granted								$ 0.31	$ 0.49
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value								$ 25,000	$ 0
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, aggregate intrinsic value								$ 24,000	$ 0
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term								7 years 9 months 18 days	8 years 6 months
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options								$ 934,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition								2 years 2 months 12 days
Employee service share-based compensation, nonvested awards, compensation recognized at the time of certain performance conditions met								$ 158,000
Exercise price per share								$ 0.45	$ 0.57
Stock based compensation recognized amortization cost								$ 776,000
Fair value of restricted stock								291,000	$ 181,000
Selling, general and administrative expense								$ 2,854,000	3,443,000
Warrants exercised, shares								19,621
Warrants exercised								$ 1,000	2,451,000
Class of warrant or right, number of securities called by warrants or rights								906		5,008,689
Deemed dividend									$ 73,000
Additional shares not issued results of warrants exercised									30
Lambda Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised			$ 851
Class of warrant or right, number of securities called by warrants or rights			2,127
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted								957,336	617,795
Share-based compensation expense								$ 163,000	$ 161,000
General and administrative expenses								$ 51,000	$ 36,000
Weighted-average fair value of options granted								$ 0.35	$ 0.48
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options								$ 178,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition								6 months
Restricted Stock [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for consulting services				57,143
Number of shares issued for consulting services value				$ 16,000
Selling, general and administrative expense								$ 16,000
Stock vested date				Jun. 15, 2016
Restricted Stock [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for consulting services				38,461
Number of shares issued for consulting services value				$ 10,000
Selling, general and administrative expense								10,000
Stock vested date				Sep. 30, 2016
Restricted Stock [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for consulting services					58,823
Number of shares issued for consulting services value					$ 20,000
Selling, general and administrative expense								20,000
Stock vested date					Apr. 12, 2016
Restricted Stock [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for consulting services						47,382
Number of shares issued for consulting services value						$ 23,000
Selling, general and administrative expense									$ 23,000
Stock vested date						Nov. 25, 2015
Restricted Stock [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for consulting services							69,231
Number of shares issued for consulting services value							$ 45,000
Selling, general and administrative expense									45,000
Stock vested date							Aug. 07, 2015
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								363,000	306,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								25,000	$ 22,000
Stock Options Non-Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								5,000
Rights Offering Warrants [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share												$ 0.40
Class of warrant or right, number of securities called by warrants or rights												2,226,112
Rights Offering Warrants [Member] | Lambda Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share												$ 0.40
Class of warrant or right, number of securities called by warrants or rights												2,782,577
2011 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised		$ 106,000						$ 0
Class of warrant or right, number of securities called by warrants or rights	3,442,521
Gross proceeds from warrants exercise	$ 688,000
Warrants exercised under cashless exercise provision								$ 0.20
Class of warrant or right, date from which warrants or rights exercisable								Dec. 18, 2015
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved and authorized for awards									7,000,000
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								3,042,568
Stock option plan terms and description								The options issued to employees expire on various dates between May 7, 2025 and December 14, 2026
Stock option vesting term description								Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight line vesting of two or four years.
Stock options granted								3,042,568
Stock options will vest upon the specified performance condition is met								1,604,725
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member] | Option and Resteicted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants								1,865,610
2015 Equity Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								281,656
Stock option plan terms and description								Expire on various dates between May 31, 2021 and May 7, 2025
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options contractual term									10 years
2004 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								475,263
Stock option plan terms and description								The options expire on various dates between January 6, 2019 and February 5, 2024.
Stock option vesting term description								Options currently outstanding are fully vested or are currently vesting over a period of four years.
2004 Stock Incentive Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding								792,861
Stock option plan terms and description								options expire at various dates between November 30, 2017 and November 17, 2024